Accounts Payable (Tables)	6 Months Ended
Apr. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable comprised of the following:
	April 30,	October 31,
	2026	2025
Inventory purchase	$2,918,054	$802,197
Total	$2,918,054	$802,197